Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Liabilities	Other Long-Term Liabilities

	2023	2022
Asset retirement obligations	$7,690	$6,908
Lease liabilities (note 8)	1,555	1,540
Share-based compensation	780	832
Transportation and processing contracts (1)	87	159
Risk management (note 19)	4	3
Other	73	92
	10,189	9,534
Less: current portion	1,503	1,373
	$8,686	$8,161
(1)Product transportation and processing obligations assumed from acquisitions in prior years (note 7).
ASSET RETIREMENT OBLIGATIONS
The Company’s asset retirement obligations are expected to be settled on an ongoing basis over a period of approximately 60 years and discounted using a weighted average discount rate of 5.2% (2022 – 5.6%; 2021 – 4.0%) and inflation rates of up to 2% (December 31, 2022 – up to 2%). Reconciliations of the discounted asset retirement obligations were as follows:

	2023	2022	2021
Balance – beginning of year	$6,908	$6,806	$5,861
Liabilities incurred	25	20	5
Liabilities acquired, net	—	11	76
Liabilities settled	(509)	(449)	(307)
Asset retirement obligation accretion	366	281	185
Revision of cost, inflation and timing estimates (1)	621	897	508
Impact of regulatory changes (2)	—	982	1,208
Change in discount rates	314	(1,698)	(723)
Foreign exchange adjustments	(35)	58	(7)
Balance – end of year	7,690	6,908	6,806
Less: current portion	634	495	249
	$7,056	$6,413	$6,557
(1)Includes normal course revisions of cost, inflation and timing estimates, as well as revisions related to the acceleration of the abandonment and subsequent cost estimate increases on future abandonment at the Ninian field in the North Sea in 2022 and 2023.
(2)Reflects changes to the estimated timing of settlement of the Company's asset retirement obligations due to provincial regulatory changes in Alberta, British Columbia and Saskatchewan in 2022 and 2021.
Segmented Asset Retirement Obligations

	2023	2022
Exploration and Production
North America	$4,471	$4,326
North Sea	1,441	1,011
Offshore Africa	165	143
Oil Sands Mining and Upgrading	1,612	1,427
Midstream and Refining	1	1
	$7,690	$6,908
SHARE-BASED COMPENSATION
The liability for share-based compensation includes costs incurred under the Company’s Option and PSU plans. The Company’s Option Plan provides current employees with the right to elect to receive common shares or a cash payment in exchange for stock options surrendered. The PSU plan provides certain executive employees of the Company with the right to receive a cash payment, the amount of which is determined with reference to the value of the Company's shares, and by individual employee performance and the extent to which certain other performance measures are met.
The Company recognizes a liability for potential cash settlements under these plans. The current portion of the liability represents the maximum amount of the liability payable within the next twelve month period if all vested stock options and PSUs are settled in cash.

	2023	2022	2021
Balance – beginning of year	$832	$489	$160
Share-based compensation expense	491	804	514
Cash payment for stock options surrendered and PSUs vested	(110)	(79)	(48)
Transferred to common shares	(435)	(387)	(139)
Other	2	5	2
Balance – end of year	780	832	489
Less: current portion	538	559	329
	$242	$273	$160
Included within share-based compensation liability as at December 31, 2023 was $96 million (2022 – $127 million; 2021 – $90 million) related to PSUs granted to certain executive employees.
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2023	2022	2021
Fair value	$35.93	$32.96	$16.98
Share price	$86.81	$75.19	$53.45
Expected volatility	30.9%	35.8%	35.5%
Expected dividend yield	4.6%	4.5%	4.4%
Risk free interest rate	3.6%	3.8%	1.1%
Expected forfeiture rate	5.4%	5.0%	4.7%
Expected stock option life (1)	4.2 years	4.2 years	4.2 years
(1)At original time of grant.
The intrinsic value of vested stock options at December 31, 2023 was $164 million (2022 – $208 million; 2021 – $112 million).